Segmental analysis - Goodwill (Details) £ in Millions	12 Months Ended
Dec. 31, 2018 GBP (£)
Analysis of goodwill
Goodwill at beginning of the year	£ 5,558
Acquisitions	48
Goodwill at end of the year	5,606
UK Personal & Business Banking
Analysis of goodwill
Goodwill at beginning of the year	3,351
Acquisitions	48
Inter segment transfers	(9)
Goodwill at end of the year	3,390
Commercial and Private Banking (CPB)
Analysis of goodwill
Goodwill at beginning of the year	1,900
Goodwill at end of the year	1,900
Commercial Banking
Analysis of goodwill
Goodwill at beginning of the year	1,907
Inter segment transfers	9
Goodwill at end of the year	1,916
RBS International
Analysis of goodwill
Goodwill at beginning of the year	300
Goodwill at end of the year	£ 300